STATUTORY RESERVES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
STATUTORY RESERVES [Abstract]
Paid-up capital and statutory reserves	$ 223,110	1,350,652	1,106,498